Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contracts with Customers
Schedule of revenue

	Year Ended December 31,
	2021	2020	2019
Type of goods or service
Out-licensing of the product candidate	225,252	—	184,829
Performance of certain regulatory services	4,095	—	—
Provision of drugs	—	874	—
Total	229,347	874	184,829

Geographical markets
Europe	201,878	—	—
China, Hong Kong, Macau, Taiwan and Singapore	27,469	874	184,829
Total	229,347	874	184,829